Balance Sheet Offsetting (Details) (Foreign Exchange Contract [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Foreign Exchange Contract [Member]
Offsetting Assets and Liabilities [Line Items]
Derivatives, Asset Derivatives, Fair Value	$ 153	$ 160
Derivative Asset, Fair Value, Gross Liability	0	0
Derivative Asset	153	160
Gross Amounts Not Offset in the Consolidated Balance Sheet - Financial Instruments, Assets	(52)	(24)
Gross Amounts Not Offset in the Consolidated Balance Sheet - Cash Collateral, Assets	(79)	0
Derivative Asset, Fair Value, Amount Offset Against Collateral	22	136
Derivatives, Liability Derivatives, Fair Value	116	55
Derivative Liability, Fair Value, Gross Asset	0	0
Derivative Liability	116	55
Gross Amounts Not Offset in the Consolidated Balance Sheet - Financial Instruments, Liabilities	(52)	(24)
Gross Amounts Not Offset in the Consolidated Balance Sheet - Cash Collateral, Liabilities	(47)	0
Derivative Liability, Fair Value, Amount Offset Against Collateral	$ 17	$ 31